INTANGIBLE ASSETS - Schedule of Capital Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of capital commitments [line items]
Contractual commitments for acquisition of intangible assets	$ 82	$ 23
Less than 1 year
Disclosure of capital commitments [line items]
Contractual commitments for acquisition of intangible assets	77	23
Between 1 and 5 years
Disclosure of capital commitments [line items]
Contractual commitments for acquisition of intangible assets	$ 5	$ 0